Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings
Balance at beginning of period (in shares) (Predecessor) at Dec. 31, 2015		71,884,000
Balance at beginning of period (Predecessor) at Dec. 31, 2015	$ 523,261	$ 72	$ 135,872	$ (28,231)	$ 415,548
Comprehensive income:
Foreign currency translation adjustment | Predecessor	3,835			3,835
Unrealized gains on investments, net of tax | Predecessor	27			27
Net loss | Predecessor	(71,811)				(71,811)
Comprehensive income (loss) | Predecessor	(67,949)
Exercise of stock options (in shares) | Predecessor		50,000
Exercise of stock options | Predecessor	1,311		1,311
Restricted stock units issued, net of shares withheld for taxes (in shares) | Predecessor		107,000
Restricted stock units issued, net of shares withheld for taxes | Predecessor	(2,333)		(2,333)
Stock-based compensation | Predecessor	87,799		87,799
Balance at end of period (in shares) (Predecessor) at Feb. 04, 2016		72,041,000
Balance at end of period (in shares) at Feb. 04, 2016		0
Balance at end of period (Predecessor) at Feb. 04, 2016	542,089	$ 72	222,649	(24,369)	343,737
Balance at end of period at Feb. 04, 2016	0	$ 0	0	0	0
Comprehensive income:
Foreign currency translation adjustment	(66,047)			(66,047)
Unrealized gains on investments, net of tax	0
Net loss	(262,594)				(262,594)
Comprehensive income (loss)	(328,641)
Stock-based compensation	17		17
Balance at end of period (in shares) at Dec. 31, 2016		99,356,000
Balance at end of period at Dec. 31, 2016	(519,643)	$ 99	0	(66,047)	(453,695)
Comprehensive income:
Foreign currency translation adjustment	141,341			141,341
Unrealized gains on investments, net of tax	0
Net loss	(83,866)				(83,866)
Comprehensive income (loss)	57,475
Exercise of stock options (in shares)		5,000
Exercise of stock options	1		1
Stock-based compensation	$ 80		80
Balance at end of period (in shares) at Dec. 31, 2017	100,734,056	100,734,000
Balance at end of period at Dec. 31, 2017	$ (729,761)	$ 101	0	75,294	(805,156)
Comprehensive income:
Foreign currency translation adjustment	33,353			33,353
Unrealized gains on investments, net of tax	0
Net loss	(59,910)				(59,910)
Comprehensive income (loss)	(26,557)
Exercise of stock options (in shares)		2,000
Exercise of stock options	0
Stock-based compensation	41		41
Balance at end of period (in shares) at Mar. 31, 2018		101,986,000
Balance at end of period at Mar. 31, 2018	$ (825,784)	$ 102	0	108,647	(934,533)
Balance at beginning of period (in shares) at Dec. 31, 2017	100,734,056	100,734,000
Balance at beginning of period at Dec. 31, 2017	$ (729,761)	$ 101	0	75,294	(805,156)
Comprehensive income:
Foreign currency translation adjustment	(58,251)			(58,251)
Unrealized gains on investments, net of tax	0
Net loss	(102,066)				(102,066)
Comprehensive income (loss)	$ (160,317)
Exercise of stock options (in shares)	46,100	46,000
Exercise of stock options	$ 16		16
Stock-based compensation	$ 5,833		5,833
Balance at end of period (in shares) at Dec. 31, 2018	304,942,415	304,942,000
Balance at end of period at Dec. 31, 2018	$ 2,616,100	$ 305	3,011,080	17,043	(412,328)
Comprehensive income:
Foreign currency translation adjustment	(27,708)			(27,708)
Unrealized gains on investments, net of tax	0
Net loss	3,145				3,145
Comprehensive income (loss)	$ (24,563)
Exercise of stock options (in shares)	46,625	47,000
Exercise of stock options	$ 36		36
Stock-based compensation	$ 7,788		7,788
Balance at end of period (in shares) at Mar. 31, 2019	304,942,415	306,405,000
Balance at end of period at Mar. 31, 2019	$ 2,606,377	$ 306	$ 3,019,652	$ (10,665)	$ (402,916)